29 Borrowings (Details) - ARS ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Non-current borrowings		$ 8,261	$ 11,159
Current borrowings		143	2,259
Interest from corporate notes [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings		143	196
Borrowings [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings			2,063
Corporate notes [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	[1]	$ 8,261	$ 11,159

[1]	Net of debt issuance, repurchase and redemption expenses.